CONSOLIDATED STATEMENTS OF BALANCE SHEET ¥ in Thousands, $ in Thousands	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	$ 10,296	¥ 66,339	¥ 11,311
Restricted cash			277
Accounts receivable, net	964	6,211	5,963
Short-term investments	52,152	336,038	336,038
Unbilled receivables	8,822	56,842	51,825
Notes receivable	3,498	22,539	24,761
Inventories, net	898	5,784	2,821
Amounts due from related parties	1,114	7,178	1,144
Prepayments and other current assets	35,696	229,999	229,046
Total current assets	113,440	730,930	663,186
Non-current assets:
Long-term investment	582	3,753	353
Property and equipment, net	73	469	725
Intangible assets, net	58	372	536
Deferred assets & deferred tax assets	1,206	7,773	15,826
Right-of-use asset, net	434	2,796	4,195
Total non current assets	2,353	15,163	21,635
Total assets	115,793	746,093	684,821
Current liabilities:
Short-term borrowings	2,506	16,149	33,749
Accounts payable	48,607	313,196	315,729
Deferred revenue	10,310	66,429	81,636
Accrued expenses and other liabilities	16,532	106,506	132,674
Convertible notes	6,123	39,453	16,096
Amounts due to related parties	18,551	119,531	111,186
Operating lease liabilities-current	216	1,393	1,536
Total current liabilities	102,845	662,657	692,606
Non-current liabilities:
Non-current portion of capital lease obligations	2,646	17,052	17,052
Non-current portion of lease liability	218	1,403	2,659
Contingency liability	53	341	341
Total non-current liabilities	2,917	18,796	20,052
Total liabilities	105,762	681,453	712,658
Redeemable noncontrolling interests			42
Shareholders’ equity/(deficit)
Ordinary shares	31	202	114
Additional paid-in capital	191,199	1,231,970	1,075,064
Accumulated other comprehensive loss	(3,289)	(21,192)	(21,192)
Accumulated deficit	(177,961)	(1,146,669)	(1,081,914)
Total shareholders’	9,980	64,311	(27,928)
Non-controlling interest	51	329	49
TOTAL (DEFICIT)/EQUITY	10,031	64,640	(27,879)
Total liabilities and shareholders’ (deficit)/ equity	$ 115,793	¥ 746,093	¥ 684,821